                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  King Investment Advisors, Inc.
Address:	1980 Post Oak Boulevard, Suite 2400
		Houston, TX  77056-3898


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane Lightfoot
Title: 	Compliance Assistant
Phone: (713) 961-0462

Signature, Place, and Date of Signing:
Roger E. King 			Houston, Texas	August 11, 1999

------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total: 	93

Form 13F Information Table Value Total:

List of Other Included Managers:	0
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5
COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------
--------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT
OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN
CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -
------- -------- --------
COMPAQ COMPUTER CORP             COMMON   20449310      2158         68095 SH
SOLE                     68095

Abbott
Laborator
ies
Common
002824100
$1,165
26,200
X



26,200
0
0
Airtouch
Communica
tions,
Inc.
Common
00949T100
$4,142
38,480
X



38,480
0
0
Allstate
Corp.
Common
020002101
$913
25,354
X



25,354
0
0
Alltel
Corp.
Common
020039103
$787
10,938
X



10,938
0
0
American
Internati
onal
Group
Common
026874107
$605
4,968
X



4,968
0
0
Astoria
Financial
Corp.
Common
046265104
$17,851
424,387
X



385,006
0
39,381
AT&T
Corp.
Common
001957109
$5,345
96,068
X



96,068
0
0
AT&T New
Liberty
Common
001957208
$2,770
80,004
X



80,004
0
0
Automatic
Data
Processin
g, Inc.
Common
053015103
$2,711
61,693
X



61,693
0
0
Beckman
Coulter
Inc.
Common
075811109
$20,565
421,855
X



381,688
0
40,167
Block H &
R Inc.
Common
093671105
$2,606
52,840
X



52,840
0
0
BMC
Software
Inc.
Common
097923105
$27,295
514,402
X



480,039
0
34,363
Boeing
Company
Common
097923105
$3,674
83,864
X



83,864
0
0
Boise
Cascade
Corp.
Common
097383103
$674
15,825
X



15,825
0
0
COLUMN
TOTAL


$91,103
1,856,878







CBS
Corporati
on
Common
126920107
$3,034
69,957
X



48,934
0
21,023
Cabletron
Systems,
Inc.
Common
126920107
$960
76,060
X



70,436
0
5,624
Cablevisi
on
Systems
Common
12686C109
$22,722
321,156
X



294,530
0
26,626
Cendant
Corporati
on
Common
151313103
$45,375
977,060
X



904,823
0
72,237
Century
Communica
tions
Corp.
Common
156503104
$1,295
27,890
X



24,874
0
3,016
Chevron
Corp.
Common
166751107
$375
4,000
X



4,000
0
0
Chubb
Corp
Common
171232101
$2,630
37,500
X



23,122
0
14,378
CIT Group
Common
125577106
$941
31,700
X



31,700
0
0
Clearnet
Communica
tions CL
A
Common
184902104
$12,904
951,483
X



870,903
0
80,580
Commercia
l Federal
Corp.
Common
201647104
$12,246
515,626
X



449,830
0
65,796
Crown
Cork &
Seal
Common
228255105
$3,476
117,595
X



117,595
0
0
Danaher
Corp.
Common
235851102
$229
4,000
X



4,000
0
0
Diebold
Incorpora
ted
Common
253651103
$14,237
496,290
X



479,886
0
16,404
Disney
Walt
Common
254687106
$3,423
113,640
X



113,640
0
0
Dow
Chemical
Co.
Common
260543103
$1,290
10,045
X



10,045
0
0
COLUMN
TOTAL


$125,137
3,754,002







Dura
Pharmaceu
ticals
Common
266325109
$16,975
1,534,423
X



1,390,358
0
144,065
Equifax
Inc.
Common
294429105
$10,137
283,060
X



247,416
0
35,644
First
Data
Corp.
Common
319963104
$32,379
66,250
X



66,250
0
0
Fleet
Financial
, Inc.
Common
338915101
$2,706
61,770
X



61,770
0
0
Fruit of
the Loom
Inc.
Common
035941610
$754
77,840
X



70,784
0
7,056
General
Electric
Company
Common
369604103
$4,699
42,840
X



42,840
0
0
Golden
State
Bancorp,
Inc.
Common
381197102
$482
21,000
X



21,000
0
0
Great
Atlantic
& Pacific
Tea Inc.
Common
390064103
$1,235
37,510
X



33,646
0
3,864
Greenpoin
t
Financial
Corp.
Common
395384100
$9,731
293,215
X



289,884
0
3,331
GTE Corp.
Common
362320103
$9,247
130,243
X



108,910
0
21,333
Harley
Davidson,
Inc.
Common
412822108
$4,165
77,226
X



77,226
0
0
Heinz HJ
Co.
Common
423074103
$264
5,360
X



5,360
0
0
Helen of
Troy
Corp.
Ltd.
Common
G4388N106
$1,656
92,630
X



92,630
0
0
Hewlett-
Packard
Company
Common
428236103
$1,999
20,525
X



20,525
0
0
Hilton
Hotels
Corp
Common
432848109
$20,683
1,497,420
X



1,371,666
0
125,754
COLUMN
TOTAL


$117,112
4,241,312







Honeywell
Inc.
Common
438506107
$4,820
41,325
X



41,325
0
0
Horace
Mann
Educators
Common
440327104
$635
23,725
X



18,426
0
5,299
IMAX Corp
Common
45245E109
$343
15,000
X



15,000
0
0
IMS
Health
Common
449934108
$8,219
258,345
X



227,917
0
30,428
Informati
on
Resources
Common
456905108
$364
41,935
X



35,761
0
6,174
Internati
onal
Business
Machines
Corp.
Common
459200101
$3,247
26,054
X



26,054
0
0
IXC
Communica
tions
Common
450713102
$26,833
683,655
X



624,705
0
58,950
Johnson &
Johnson
Common
478160104
$3,675
39,096
X



39,096
0
0
Jones
Intercabl
e Cl A
Common
480206101
$4,064
81,385
X



79,711
0
1,674
Koninklij
ke
Philips
Elect. NV
Common
500472204
$18,343
184,700
X



168,156
0
16,544
Lehman
Brothers
Holdings,
Inc.
Common
524908100
$17,298
293,805
X



274,010
0
19,795
Lodgenet
Entertain
ment Corp
Common
540211109
$185
13,800
X



13,680

120
Manpower,
Inc.
Common
56418H100
$414
18,270
X



18,270
0
0
Media
General,
Inc.
Class A
Common
584404107
$15,127
325,325
X



325,271
0
54
Mediaone
Group,
Inc.
Common
912889201
$1,201
84,670
X



84,598
0
72
COLUMN
TOTAL


$104,768
2,131,090







MGIC
Investmen
t Corp.
Common
552848103
$1,202
26,305
X



26,305
0
0
Midway
Games
Inc.
Common
598148104
$274
22,245
X



17,707
0
4,538
Minnesota
Mining &
Mfg.
Company
Common
604059105
$216
2,480
X



2,480
0
0
MONY
Group
Common
615337102
$14,636
0
X



412,076
0
57,215
Motorola
Inc.
Common
65332V103
$321
3,400
X



3,400
0
0
Mylan
Labs
Common
628530107
$527
20,970
X



20,970
0
0
News Corp
LTD
Common
652487703
$15,383
441,095
X



403,258
0
37,837
Nextel
Communica
tions,
Inc.
Common
65332V103
$42,183
869,755
X



799,885
0
69,870
Nymagic
Inc.
Common
629484106
$201
11,650
X



8,030
0
3,620
Omnipoint
Corp.
Common
68212D102
$21,037
726,985
X



660,276
0
66,709
Owens
Corning
Common
69073F103
$224
6,500
X



6,500
0
0
Paxson
Communica
tions
Common
704231109
$1,509
124,440
X



122,964
0
1,476
Peoples
Heritage
Fin'l
Common
711147108
$1,256
70,500
X



64,500
0
6,000
Reader's
Digest
Associati
on, Inc.
Common
755267101
$334
8,155
X



8,155
0
0
Reliastar
Financial
Corp.
Common
75952U103
$18,413
426,360
X



390,626
0
35,734
COLUMN
TOTAL


$117,716
2,760,840







Rural
Cellular
Corp.
Common
781904107
$870
42,970
X



40,302
0
2,668
Schlumber
ger Ltd.
Common
806857108
$2,542
41,460
X



41,460
0
0
Smithklin
e Beecham
PLC ORD A
Common
832378301
$4,813
73,066
X



73,066
0
0
Sovereign
Bancorp
Inc.
Common
845905108
$111,647
92,710
X



64,546
0
28,164
St. Paul
Bancorp,
Inc.
Common
792848103
$1,476
58,311
X



58,311
0
0
St. Jude
Medical,
Inc.
Common
798049103
$35,207
993,487
X



905,126
0
88,361
Steris
Corp
Common
859152100
$1,350
215,990
X



159,707
0
56,283
Summit
Bancorp
Common
866005101
$867
20,870
X



16,562
0
4,308
Telephone
& Data
Systems,
Inc.
Common
879433100
$28,160
389,753
X



353,543
0
36,210
Texas
Instrumen
ts Inc.
Common
882508104
$8,071
57,726
X



57,726
0
0
3Com
Corp.
Common
885535104
$354
13,070
X



11,468
0
1,602
Time
Warner,
Inc.
Common
887315109
$626
9,125
X



9,125
0
0
UnitedGlo
balCom,
Inc.
Common
913247508
$4,645
68,945
X



49,095
0
19,850
Universal
Health
Services,
Inc.
Class B
Common
913903100
$284
6,000
X



6,000
0
0
US
Cellular
Common
911684108
$1,283
24,320
X



21,502
0
2,818
COLUMN
TOTAL


$202,195
2,107,803







Viatel
Inc
Common
925529208
$21,569
414,791
X



387,345
0
27,446
Voicestre
am
Wireless
Common
928615103
$953
33,300
X



33,300
0
0
Washingto
n Mutual
Common
939322103
$21,509
589,312
X



544,931
0
44,381
Western
Wireless
Corp.
Common
95988E204
$10,628
358,745
X



303,472
0
55,273
COLUMN
TOTAL


$54,659
1,396,148







COLUMN
TOTALS


$812,690
18,248,07
3








